RESTRICTED CASH (Details) € in Millions, $ in Millions, $ in Millions, XOF in Billions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 XOF	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 XOF
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 68.4				$ 90.5
Payments made to minority interest shareholders of EURO	23.7		€ 21.9
Essakane mine
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	54.6			XOF 34.6	52.6			XOF 31.2
Westwood division and Côté Gold
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Security for the purchase of shares held by the minority interest shareholders of EURO	11.0				11.4
Westwood division
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Security for the purchase of shares held by the minority interest shareholders of EURO	$ 2.8	$ 4.1			2.3	$ 3.0
Euro Ressources S.A.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Security for the purchase of shares held by the minority interest shareholders of EURO					$ 24.2		€ 21.9